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Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund

Neuberger Berman Equity Funds®
Supplement to the Summary Prospectus and Prospectus of Neuberger Berman Greater China Equity Fund, each dated December 15, 2020, as amended and supplemented

Change of Benchmark Index
Effective immediately, the Neuberger Berman Greater China Equity Fund (the “Fund”) is changing its benchmark index to the MSCI China All Shares Index (Net). The Fund is changing its benchmark index because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).  To reflect the change in the Fund’s benchmark, the bar chart titled “Year-by-Year % Returns as of 12/31 Each Year” and the table titled “Average Annual Total % Returns as of 12/31/19” in the “Performance” section of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

The following is added to the “Descriptions of Indices” section of the Prospectus:

The MSCI China All Shares Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.  It covers the integrated MSCI China equity universe comprising A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings listed outside China or Hong Kong (e.g. ADRs).  A-shares are incorporated in China and trade on the Shanghai and Shenzhen exchanges; they are quoted in local renminbi and entail foreign investment regulations (QFII). B-shares are incorporated in China, and trade on the Shanghai and Shenzhen exchanges; they are quoted in foreign currencies (Shanghai USD, Shenzhen HKD) and are open to foreign investors. H-shares are incorporated in China and trade on the Hong Kong exchange and other foreign exchanges. Red chips and P-chips are incorporated outside of China and trade on the Hong Kong exchange. Red chips are usually controlled by the state or a province or municipality. P-chips are non state-owned Chinese companies incorporated outside the mainland and traded in Hong Kong.  Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The date of this supplement is April 26, 2021.

Please retain this supplement for future reference

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

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YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter: Q1 '19, 20.33% Worst quarter: Q3 '15, -21.25%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/20
Greater China Equity Fund
Average Annual Returns - Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) - Neuberger Berman Greater China Equity Fund	1 Year		5 Years		Since Inception		Inception Date
Institutional Class	20.14%		14.82%		14.53%		Jul. 17, 2013
Class A	12.88%		13.03%		13.28%		Jul. 17, 2013
Class C	17.86%		13.54%		13.28%		Jul. 17, 2013
After Taxes on Distributions | Institutional Class	19.98%		11.22%		10.94%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	12.04%		10.39%		10.18%
MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	33.41%	[1]	11.19%	[1]	11.37%	[1]	Jul. 17, 2013	[2]
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction forfees, expenses or taxes)	29.49%		15.05%		11.78%		Jul. 17, 2013
[1]	On April 26, 2021, the Fund began comparing its performance to the MSCI China All Shares Index (Net) rather than the MSCI China Index (Net) because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).
[2]	On April 26, 2021, the Fund began comparing its performance to the MSCI China All Shares Index (Net) rather than the MSCI China Index (Net) because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.